Condensed financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement Of Income [Abstract]
Sales and other income	$ 6,642	$ 5,402	$ 3,954
Product sales	6,570	5,334	3,784
Interest, dividends and other	72	68	170
Costs and expenses	4,521	5,021	4,852
Production costs	2,977	2,656	2,229
Exploration costs	279	206	150
Related Party Transactions	(12)	(15)	(18)
General and administrative expenses/(recoveries)	287	228	158
Royalties paid	193	142	84
Market development costs	9	14	10
Depreciation, depletion and amortization	789	720	615
Impairment of assets	17	91	8
Interest expense	178	151	123
Accretion expense	28	22	17
Employment severance costs	15	23	14
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(43)	(3)	10
Non-hedge derivative (gain)/loss and movement on bonds	(196)	786	1,452
(Loss)/income before income tax provision	2,121	381	(898)
Taxation benefit/(expense)	(705)	(255)	33
Equity income/(loss) in associates	59	40	88
Equity income/(loss) in subsidiaries	0	0	0
Net income/(loss) from continuing operations	1,475	166	(777)
Preferred Stock Dividends	0	0	0
Net income/(loss)	1,475	166	(777)
Less: Net income attributable to noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)
ASSETS
Current Assets	2,631	1,997
Cash and cash equivalents	1,112	575	1,100	575
Restricted cash	35	10
Receivables, inter-group balances and other current assets	1,484	1,412
Property, plant and equipment, net	6,123	5,926
Acquired properties, net	779	836
Goodwill	182	180	162
Other intangibles, net	31	17
Other long-term inventory	31	27
Materials on the leach pad	393	331
Other long-term assets and deferred taxation assets	1,015	1,074
Total assets	11,185	10,388	10,662
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	919	1,004
Other non-current liabilities	63	69
Long-term debt	2,473	2,602
Derivatives	93	176
Deferred taxation liabilities	1,242	1,200
Provision for environmental rehabilitation	653	530
Other accrued liabilities	35	38
Provision for pension and other post-retirement medical benefits	185	180	147
Commitments and Contingencies	0	0
Equity	5,522	4,589	3,445	3,406
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,740	8,670
Accumulated deficit	(2,575)	(3,869)
Accumulated Other Comprehensive Income And Reserves	(796)	(348)
Total AngloGold Ashanti stockholders' equity	5,382	4,466
Noncontrolling interests	140	123
Total liabilities and equity	11,185	10,388
Parent Company [Member]
Statement Of Income [Abstract]
Sales and other income	2,709	2,348	1,775
Product sales	2,561	2,207	1,665
Interest, dividends and other	148	141	110
Costs and expenses	2,417	4,130	2,073
Production costs	1,115	1,091	862
Exploration costs	19	14	6
Related Party Transactions	(12)	(15)	(18)
General and administrative expenses/(recoveries)	249	164	96
Royalties paid	73	38	0
Market development costs	5	7	5
Depreciation, depletion and amortization	354	352	277
Impairment of assets	14	73	4
Interest expense	5	7	4
Accretion expense	12	10	6
Employment severance costs	9	19	10
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	574	2,041	12
Non-hedge derivative (gain)/loss and movement on bonds	0	329	809
(Loss)/income before income tax provision	292	(1,782)	(298)
Taxation benefit/(expense)	(333)	(1)	112
Equity income/(loss) in associates	62	63	98
Equity income/(loss) in subsidiaries	1,465	1,907	(673)
Net income/(loss) from continuing operations	1,486	187	(761)
Preferred Stock Dividends	(61)	(75)	(64)
Net income/(loss)	1,425	112	(825)
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	1,425	112	(825)
ASSETS
Current Assets	833	1,169
Cash and cash equivalents	388	152	231	154
Restricted cash	1	1
Receivables, inter-group balances and other current assets	444	1,016
Property, plant and equipment, net	1,940	2,197
Acquired properties, net	167	217
Goodwill	0	0
Other intangibles, net	9	0
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	4,362	3,328
Total assets	7,311	6,911
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	889	1,293
Other non-current liabilities	49	52
Long-term debt	33	39
Derivatives	0	0
Deferred taxation liabilities	641	720
Provision for environmental rehabilitation	147	176
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	170	165
Commitments and Contingencies	0	0
Equity	5,382	4,466
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,740	8,670
Accumulated deficit	(2,575)	(3,869)
Accumulated Other Comprehensive Income And Reserves	(796)	(348)
Total AngloGold Ashanti stockholders' equity	5,382	4,466
Noncontrolling interests	0	0
Total liabilities and equity	7,311	6,911
IOMco [Member]
Statement Of Income [Abstract]
Sales and other income	1	(2)	(38)
Product sales	0	0	0
Interest, dividends and other	1	(2)	(38)
Costs and expenses	99	1,120	625
Production costs	0	0	0
Exploration costs	18	12	14
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	27	6	(121)
Royalties paid	0	0	0
Market development costs	0	0	0
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Interest expense	69	69	67
Accretion expense	0	0	0
Employment severance costs	0	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(15)	1,033	665
Non-hedge derivative (gain)/loss and movement on bonds	0	0	0
(Loss)/income before income tax provision	(98)	(1,122)	(663)
Taxation benefit/(expense)	(2)	(1)	(2)
Equity income/(loss) in associates	(3)	(23)	(10)
Equity income/(loss) in subsidiaries	808	373	(383)
Net income/(loss) from continuing operations	705	(773)	(1,058)
Preferred Stock Dividends	0	0	0
Net income/(loss)	705	(773)	(1,058)
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	705	(773)	(1,058)
ASSETS
Current Assets	2,469	2,265
Cash and cash equivalents	458	114	578	229
Restricted cash	0	0
Receivables, inter-group balances and other current assets	2,011	2,151
Property, plant and equipment, net	0	0
Acquired properties, net	0	0
Goodwill	0	0
Other intangibles, net	0	0
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	3,558	736
Total assets	6,027	3,001
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	1,550	1,587
Other non-current liabilities	0	0
Long-term debt	994	1,044
Derivatives	0	0
Deferred taxation liabilities	0	0
Provision for environmental rehabilitation	0	0
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	0	0
Commitments and Contingencies	0	0
Equity	3,483	370
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	5,269	4,587
Additional paid in capital	435	363
Accumulated deficit	(2,220)	(4,580)
Accumulated Other Comprehensive Income And Reserves	(1)	0
Total AngloGold Ashanti stockholders' equity	3,483	370
Noncontrolling interests	0	0
Total liabilities and equity	6,027	3,001
Non Guarantor Subsidiaries [Member]
Statement Of Income [Abstract]
Sales and other income	4,108	3,233	2,273
Product sales	4,009	3,127	2,119
Interest, dividends and other	99	106	154
Costs and expenses	1,453	2,818	2,777
Production costs	1,862	1,565	1,367
Exploration costs	242	180	130
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	32	44	149
Royalties paid	120	104	84
Market development costs	4	7	5
Depreciation, depletion and amortization	435	368	338
Impairment of assets	3	18	4
Interest expense	104	75	52
Accretion expense	16	12	11
Employment severance costs	6	4	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1,175)	(16)	(10)
Non-hedge derivative (gain)/loss and movement on bonds	(196)	457	643
(Loss)/income before income tax provision	2,655	415	(504)
Taxation benefit/(expense)	(370)	(253)	(77)
Equity income/(loss) in associates	0	0	0
Equity income/(loss) in subsidiaries	0	0	0
Net income/(loss) from continuing operations	2,285	162	(581)
Preferred Stock Dividends	(61)	(76)	(65)
Net income/(loss)	2,224	86	(646)
Less: Net income attributable to noncontrolling interests	(50)	(54)	(48)
Net income/(loss) - attributable to AngloGold Ashanti	2,174	32	(694)
ASSETS
Current Assets	3,486	3,869
Cash and cash equivalents	266	309	291	192
Restricted cash	34	9
Receivables, inter-group balances and other current assets	3,186	3,551
Property, plant and equipment, net	4,183	3,729
Acquired properties, net	612	619
Goodwill	198	197
Other intangibles, net	22	17
Other long-term inventory	31	27
Materials on the leach pad	393	331
Other long-term assets and deferred taxation assets	815	914
Total assets	9,740	9,703
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	2,992	6,116
Other non-current liabilities	46	71
Long-term debt	1,446	1,519
Derivatives	93	176
Deferred taxation liabilities	596	471
Provision for environmental rehabilitation	506	354
Other accrued liabilities	35	38
Provision for pension and other post-retirement medical benefits	15	15
Commitments and Contingencies	0	0
Equity	4,011	943
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	897	897
Additional paid in capital	219	219
Accumulated deficit	(3,521)	(4,350)
Accumulated Other Comprehensive Income And Reserves	6,277	4,055
Total AngloGold Ashanti stockholders' equity	3,872	821
Noncontrolling interests	139	122
Total liabilities and equity	9,740	9,703
Consolidation Eliminations [Member]
Statement Of Income [Abstract]
Sales and other income	(176)	(177)	(56)
Product sales	0	0	0
Interest, dividends and other	(176)	(177)	(56)
Costs and expenses	552	(3,047)	(623)
Production costs	0	0	0
Exploration costs	0	0	0
Related Party Transactions	0	0	0
General and administrative expenses/(recoveries)	(21)	14	34
Royalties paid	0	0	0
Market development costs	0	0	0
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Interest expense	0	0	0
Accretion expense	0	0	0
Employment severance costs	0	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	573	(3,061)	(657)
Non-hedge derivative (gain)/loss and movement on bonds	0	0	0
(Loss)/income before income tax provision	(728)	2,870	567
Taxation benefit/(expense)	0	0	0
Equity income/(loss) in associates	0	0	0
Equity income/(loss) in subsidiaries	(2,273)	(2,280)	1,056
Net income/(loss) from continuing operations	(3,001)	590	1,623
Preferred Stock Dividends	122	151	129
Net income/(loss)	(2,879)	741	1,752
Less: Net income attributable to noncontrolling interests	0	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(2,879)	741	1,752
ASSETS
Current Assets	(4,157)	(5,306)
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Receivables, inter-group balances and other current assets	(4,157)	(5,306)
Property, plant and equipment, net	0	0
Acquired properties, net	0	0
Goodwill	(16)	(17)
Other intangibles, net	0	0
Other long-term inventory	0	0
Materials on the leach pad	0	0
Other long-term assets and deferred taxation assets	(7,720)	(3,904)
Total assets	(11,893)	(9,227)
LIABILITIES AND EQUITY
Current Liabilities Including Intergroup Balances	(4,512)	(7,992)
Other non-current liabilities	(32)	(54)
Long-term debt	0	0
Derivatives	0	0
Deferred taxation liabilities	5	9
Provision for environmental rehabilitation	0	0
Other accrued liabilities	0	0
Provision for pension and other post-retirement medical benefits	0	0
Commitments and Contingencies	0	0
Equity	(7,354)	(1,190)
Share capital - 600,000,000 (2010 - 600,000,000) authorized common stock of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,915,437 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,050,000 (2010 - 1,120,000)	(6,166)	(5,484)
Additional paid in capital	(654)	(582)
Accumulated deficit	5,741	8,930
Accumulated Other Comprehensive Income And Reserves	(6,276)	(4,055)
Total AngloGold Ashanti stockholders' equity	(7,355)	(1,191)
Noncontrolling interests	1	1
Total liabilities and equity	$ (11,893)	$ (9,227)